Earnings per share - Additional Information (Details)		9 Months Ended
	Jun. 14, 2019	Sep. 30, 2020 shares
Earnings per share [line items]
Preference shares, dividend payment terms, weighted average share price, minimum term required		10 days
Management Award 2017
Earnings per share [line items]
Dilutive effect of restricted share awards on number of ordinary shares (in shares)		956,470
Dilutive effect of restricted share awards on number of ordinary shares (in shares)		956,470
Non-Executive Director
Earnings per share [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement	39,370	25,791
Key management personnel of entity or parent
Earnings per share [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement		32,140